Exhibit 99.1

World Omni Auto Receivables Trust 2020-B
Monthly Servicer Certificate
September 30, 2022

Dates Covered
Collections Period	09/01/22 - 09/30/22
Interest Accrual Period	09/15/22 - 10/16/22
30/360 Days	30
Actual/360 Days	32
Distribution Date	10/17/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/22	278,771,679.31	18,715
Yield Supplement Overcollateralization Amount 08/31/22	8,454,548.37	0
Receivables Balance 08/31/22	287,226,227.68	18,715
Principal Payments	12,730,249.74	347
Defaulted Receivables	259,749.68	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/22	7,855,317.35	0
Pool Balance at 09/30/22	266,380,910.91	18,357

Pool Statistics	$ Amount	# of Accounts
Pool Factor	30.61%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	895,761,839.35	38,913

Delinquent Receivables:
Past Due 31-60 days	1,935,869.74	101
Past Due 61-90 days	337,766.58	18
Past Due 91-120 days	125,579.78	7
Past Due 121+ days	0.00	0
Total	2,399,216.10	126

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.87%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	215,858.40
Aggregate Net Losses/(Gains) - September 2022	43,891.28
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.18%
Prior Net Losses/(Gains) Ratio	0.00%
Second Prior Net Losses/(Gains) Ratio	-0.17%
Third Prior Net Losses/(Gains) Ratio	0.29%
Four Month Average	0.08%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	4,249,049.30
Actual Overcollateralization	4,249,049.30
Weighted Average Contract Rate	3.67%
Weighted Average Contract Rate, Yield Adjusted	5.84%
Weighted Average Remaining Term	35.24

Flow of Funds	$ Amount
Collections	13,831,823.51
Investment Earnings on Cash Accounts	16,650.24
Servicing Fee	(239,355.19)
Transfer to Collection Account	-
Available Funds	13,609,118.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	136,207.88
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	25,925.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,781.25
(7) Noteholders' Third Priority Principal Distributable Amount	8,141,719.10
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,249,049.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,034,436.03

Total Distributions of Available Funds	13,609,118.56

Servicing Fee	239,355.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	809,430,000.00
Original Class B	25,500,000.00
Original Class C	12,750,000.00

Total Class A, B, & C
Note Balance @ 09/15/22	274,522,630.01
Principal Paid	12,390,768.40
Note Balance @ 10/17/22	262,131,861.61

Class A-1
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2a
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-2b
Note Balance @ 09/15/22	0.00
Principal Paid	0.00
Note Balance @ 10/17/22	0.00
Note Factor @ 10/17/22	0.0000000%

Class A-3
Note Balance @ 09/15/22	159,442,630.01
Principal Paid	12,390,768.40
Note Balance @ 10/17/22	147,051,861.61
Note Factor @ 10/17/22	52.1830595%

Class A-4
Note Balance @ 09/15/22	76,830,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	76,830,000.00
Note Factor @ 10/17/22	100.0000000%

Class B
Note Balance @ 09/15/22	25,500,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	25,500,000.00
Note Factor @ 10/17/22	100.0000000%

Class C
Note Balance @ 09/15/22	12,750,000.00
Principal Paid	0.00
Note Balance @ 10/17/22	12,750,000.00
Note Factor @ 10/17/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	183,914.13
Total Principal Paid	12,390,768.40
Total Paid	12,574,682.53

Class A-1
Coupon	0.26763%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.55000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	0.63000%
Interest Paid	83,707.38
Principal Paid	12,390,768.40
Total Paid to A-3 Holders	12,474,475.78

Class A-4
Coupon	0.82000%
Interest Paid	52,500.50
Principal Paid	0.00
Total Paid to A-4 Holders	52,500.50

Class B
Coupon	1.22000%
Interest Paid	25,925.00
Principal Paid	0.00
Total Paid to B Holders	25,925.00

Class C
Coupon	2.05000%
Interest Paid	21,781.25
Principal Paid	0.00
Total Paid to C Holders	21,781.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2169617
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6172711
Total Distribution Amount	14.8342328

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2970454
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.9700795
Total A-3 Distribution Amount	44.2671249

A-4 Interest Distribution Amount	0.6833333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6833333

B Interest Distribution Amount	1.0166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.0166667

C Interest Distribution Amount	1.7083333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.7083333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	657.08
Noteholders' Principal Distributable Amount	342.92

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/22	8,498,098.59
Investment Earnings	15,726.52
Investment Earnings Paid	(15,726.52)
Deposit/(Withdrawal)	-
Balance as of 10/17/22	8,498,098.59
Change	-

Required Reserve Amount	8,498,098.59

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$773,101.75	$834,445.38	$846,300.58
Number of Extensions	38	44	41
Ratio of extensions to Beginning of Period Receivables Balance	0.27%	0.28%	0.27%